Vanguard Global ex-US Real Estate Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Global ex-US Real Estate Index Fund - Institutional Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.11%